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                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                         SUPPLEMENT DATED APRIL 7, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted in its entirety and replaced with the following:

     As of November 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Wayne D. Godlin -- $500,001 -- $1,000,000

James D. Phillips -- $100,001 -- $500,000

     As of December 19, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

William D. Black -- $100,001 -- $500,000

Mark Paris -- None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  HYMSPTSAI 4/08